Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Compensation of Key Management Personnel [Line Items]
Short term benefits	$ 987	$ 919
Retirement benefit scheme contributions	8	8
Share-based payment	1,029	4,874
Total key management personnel compensation	$ 2,024	$ 5,801